Stated capital	9 Months Ended
Sep. 30, 2022
Stated capital
Stated capital

22.Stated capital

	Ordinary Shares
			Share capital		Share premium
	Number of		net of		net of
	shares	Share capital	issue costs	Share Premium	issue costs
	000’s	$’000	$’000	000’s	$’000

At December 31, 2021	327,820	98,911	98,346	5,154,597	5,125,138
Shares issued on exercise of options	3,868	1,160	1,160	85,310	85,310
At September 30, 2022	331,688	100,071	99,506	5,239,907	5,210,448